QB2 Advances from SMM/SC - Narrative (Details) - QB project financing facility (b) - SSM/SC $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($) agreement
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 1,300
Number of additional facilities | agreement	6
Line of credit additional borrowing	$ 2,500
Number of facilities | agreement	7
Outstanding amount	$ 3,500
Remaining undrawn amount	$ 343